COST OF SALES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
COST OF SALES
Inventories used	$ 55,995	$ 93,869	$ 172,070
Direct labour costs	103,601	88,690	152,767
Depreciation expense	55,480	65,853	71,139
Inventories written off	61,191	51,676	96,441
Total cost of sales	276,267	300,088	492,417
Inventories expired during the year	$ 0	$ 24,506	$ 53,856